Investment Strategy	Dec. 29, 2025
Green California Tax-Free Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization such as Standard & Poor’s, Moody’s or Fitch. In some cases, securities are not rated by independent agencies. The Fund will generally purchase an unrated security only if Shelton Capital Management, the investment advisor to the Fund, believes the security is of similar quality to an investment-grade issue. Shelton Capital Management will seek to invest in municipal bonds that meet environmental, social and governance screens so that the Fund may be considered a green municipal bond fund. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, that are exempt from federal and California state income taxes, although generally the percentage is much higher. California municipal bonds include municipal bonds issued by the State of California and various municipalities located within California. This policy with respect to exemption from federal and California state income taxes is a fundamental policy of the Fund and may not be changed without shareholder approval. Under normal market conditions, the Fund invests 80% of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in municipal bonds that meet environmental, social and governance screens that Shelton Capital Management evaluates as making such investments “green” investments for this purpose. In evaluating environmental, social and governance considerations, Shelton Capital Management uses criteria including, but not limited to, use of bond proceeds, expected environmental impact, the source of revenues for repayment, and the reputation of the issuer. These policies with respect to California and “green” investments may not be changed unless Fund shareholders are given at least 60 days prior notice. The Fund’s duration typically ranges from four to twelve years. Although the Fund is not prevented from holding bonds whose interest is subject to the federal alternative minimum tax (“AMT”), Shelton Capital Management seeks to invest primarily in non-AMT bonds. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests. Changes in the rating of a security will not necessarily result in the sale of that security.

The Fund is non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers.

Strategy Portfolio Concentration [Text]	Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, that are exempt from federal and California state income taxes, although generally the percentage is much higher.
S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The S&P 500 Index Fund seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Composite Stock Price Index. The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The S&P 500 Index is a well-known stock market index that includes common stocks of companies representing approximately 93% of the total market Index as measured by the S&P Composite 1500. As of November 30, 2025, companies included in the Index range from $7.2 billion to $4,301 billion in market capitalization. The median market capitalization of the stocks in the S&P 500 Index is approximately $38 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as MidCap stocks, SmallCap stocks, bonds and money market instruments outperform LargeCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P 500 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Strategy Portfolio Concentration [Text]	It invests primarily in the stocks that make up the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P 500 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index.
S&P MidCap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The S&P MidCap Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks of medium-size domestic companies, as represented by the S&P MidCap 400 Index. The S&P MidCap 400 Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap 400 Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the S&P MidCap 400 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The S&P MidCap 400 Index is a recognized stock market index that includes common stocks of companies, representing approximately 4.9% of the total market index as measured by the S&P Composite 1500. As of November 30, 2025, companies included in the S&P MidCap 400 Index range from $1.3 billion to $34 billion in market capitalization. The median market capitalization of the stocks in the S&P MidCap 400 Index is approximately $7.4 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund invests in mid-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform MidCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The S&P MidCap 400 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the Index and the Fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the Index. The Fund may invest in futures contracts, which are a type of derivative.
S&P SmallCap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The S&P SmallCap Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks of small-sized companies, as represented by the S&P SmallCap 600 Index The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to maintain a return correlation of at least 0.95 to the S&P SmallCap 600 Index (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The S&P SmallCap 600 Index is a well-known stock market index that includes common stocks of companies representing approximately 2.3% of the total market index as measured by the S&P Composite 1500. As of November 30, 2025, companies included in the S&P SmallCap 600 Index range from $245 million to $11.3 billion in market capitalization. The median market capitalization of the stocks in the S&P SmallCap 600 Index is approximately $2.1 billion. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short- term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund. The Fund invests in relatively smaller companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where investment alternatives such as LargeCap stocks, SmallCap stocks, bonds and money market instruments outperform SmallCap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternatives. The, S&P SmallCap 600 Index is a capitalization-weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the Index and the Fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The Fund invests in relatively smaller companies from many sectors.
Shelton Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Shelton Equity Income Fund seeks a high level of current income by investing primarily in income-producing equity securities. The Fund will also consider the potential for price appreciation when consistent with seeking current income. In order to meet its investment objectives, the Fund invests primarily in U.S. equity securities that generate a relatively high level of dividend income (relative to other equities in the same industry) and have the potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. The Fund’s policy of investing in common stocks may not be changed unless Fund shareholders are given at least 60 days prior notice. Shelton Capital Management, the investment advisor to the Fund “Shelton”, seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objective, such as when Shelton Capital Management believes such securities have income producing potential, a potential for capital appreciation or value potential.

When the market price of a stock equals or exceeds the strike price of a covered call option written against it, Shelton Capital Management may allow all or a portion of the stock to be sold or “called away” by the option buyer. Shelton Capital Management may sell portfolio securities for a variety of reasons, including when it believes such securities are no longer consistent with the Fund’s investment objective, other securities appear to offer more compelling opportunities, or to meet redemption requests.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs. The Fund may invest in stock futures contracts to keep the net assets of the Fund fully invested in the equity markets in circumstances when the Fund is holding treasury bills, money market instruments, similar investments or cash in the portfolio. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Strategy Portfolio Concentration [Text]	It is the Fund’s policy that, under normal market conditions, it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks. Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in cash, U.S. Treasury bills or money market instruments to meet redemption requests and other liquidity needs.
Nasdaq-100 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Nasdaq, which maintains the Index, makes all determinations regarding the inclusion of stocks in the Index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks comprising the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the Index. The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Index range from $18 billion to $4,301 billion in market capitalization as of November 30, 2025. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund’s portfolio to track the Index or to reflect occasional changes in the Index’s composition. The Fund may invest in futures contracts, which are a type of derivative. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. Shelton will typically buy futures contracts so that the market value of the futures replicates the difference between the net assets of the fund and the equity holdings. This helps minimize the tracking error of the Fund.

The Fund is classified as “diversified” as defined under the Investment Company Act of 1940, as amended, but may exceed the applicable diversification limits, solely as a result of a change in relative market capitalizations or index weightings of one or more stocks in the Nasdaq-100 Index®. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were always managed within the limits ordinarily applicable to a diversified management investment company. The Fund intends to maintain its equity holdings in approximately the same proportion as the Nasdaq-100 Index®. Shareholder approval will not be sought when the Fund exceeds the applicable diversification limits due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Index®.

Strategy Portfolio Concentration [Text]	It invests primarily in the stocks comprising the Index so that the weighting of each stock in the portfolio approximates the Index. Shelton Capital Management, the investment advisor to the Fund, seeks to maintain a return correlation of at least 0.95 to the Nasdaq 100 Index® (a return correlation of 1.00 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the Index.
U.S. Government Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities. The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities. The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, Shelton Capital Management, the investment advisor to the Fund, generally seeks to target the Fund’s dollar- weighted average portfolio duration in a range between three to twelve years. Generally, Shelton Capital Management seeks a balance between risk and return, for example in allocating investments between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. Shelton Capital Management generally will consider selling securities from the Fund’s portfolio when it believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs, to meet redemption requests and in other circumstances that Shelton deems appropriate consistent with the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities.
The United States Treasury Trust
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests its assets in cash, repurchase agreements and government securities with interest guaranteed by the full faith and credit of the United States government. The Fund buys securities that have a maturity of less than 397 days, so that the Fund’s weighted average maturity does not exceed the Rule 2a-7 requirements under the Investment Company Act of 1940, as amended, currently 60 days. It is the Fund’s policy to invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements collateralized by cash or government securities and in compliance with industry-standard regulatory requirements for money market funds for quality, maturity, and diversification. Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries and repurchase agreements that are fully collateralized by U.S. Treasuries. The Fund’s policy with respect to investing in U.S. Treasuries may not be changed unless Fund shareholders are given at least 60 days prior notice.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasuries and repurchase agreements that are fully collateralized by U.S. Treasuries.
Shelton Sustainable Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in equities of “Sustainable” companies. Shelton Capital Management, the Fund’s investment adviser, identifies Sustainable companies as those which fulfill one or more of the requirements of our PRIME criteria:

●	Principles: Encourage and improve human well-being and personal freedom

●	Research: R&D of new technologies that provide for more efficient resource utilization

●	Impact: Help scale the above advantages to a broader range of beneficiaries

●	Mitigation: Reduce environmental risks and halt or reverse the effects of climate change

●	Evolution: Increase economic efficiencies and limit the effects of systematic economic risks

Shelton Capital Management evaluates a company’s performance on Environmental, Social and Governance factors (“ESG”) as contributing to a qualification as a Sustainable company. Such factors include but are not limited to: GHG emissions, energy, water and waste management, productivity, product quality and safety, employee health safety, business ethics and corporate governance.

Sustainable companies exist across all sectors and sub-sectors of the economy. For example, within agriculture, many firms are working towards executing sustainable farming practices, or providing the methods to do so. Shelton Capital Management considers the complete scope of operations for any firm including clients and vendors Firms that actively consider the welfare of their employee base in the growth of their business can be found in any industry, and in many if not all parts of the world.

The Fund will invest in U.S. common and foreign stocks and American Depository Receipts (“ADRs”) The Fund may invest in companies of all sizes and seeks diversification by economic sector and geography.

Shelton Capital Management analyzes stocks considered for ownership by the Fund based on how the characteristics that qualify them for the sustainable economy contribute to improving the financial condition of the firm. Shelton Capital Management employs both qualitative and quantitative fundamental analysis designed to evaluate each company’s financial condition and relative industry position, as well as qualitative criteria derived from macro-economics.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts of indices and similar investments when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures on indices and similar investments allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in equities of “Sustainable” companies. Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.